RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 1,068,902	$ 1,137,828
Asset Management and Reporting Fee	171,823	109,922
Fund Management Fee net of Asset Management and Reporting Fee	897,079	1,027,906
Series Forty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	353,881	388,344
Asset Management and Reporting Fee	73,468	25,413
Fund Management Fee net of Asset Management and Reporting Fee	280,413	362,931
Series Forty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	203,917	238,380
Asset Management and Reporting Fee	67,957	15,507
Fund Management Fee net of Asset Management and Reporting Fee	135,960	222,873
Series Forty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	511,104	511,104
Asset Management and Reporting Fee	30,398	69,002
Fund Management Fee net of Asset Management and Reporting Fee	$ 480,706	$ 442,102